Accounts Receivable, Net - Schedule of Aging Analysis of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	$ 33,135,718	$ 14,563,153
Not past due [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	514,854	3,937,838
Up to 90 days [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	25,147,001	2,938,974
91 to 180 days [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	105,571	1,831,323
181 to 365 days [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	4,290	3,100,633
Over 365 days [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	$ 7,364,002	$ 2,754,385